LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.11%
Automobiles–5.07%
†Lucid Group, Inc.	12,629	$ 176,427
†Tesla, Inc.	14,210	3,769,203
		3,945,630
Beverages–3.14%
Keurig Dr Pepper, Inc.	10,741	384,743
†Monster Beverage Corp.	4,011	348,797
PepsiCo, Inc.	10,467	1,708,842
		2,442,382
Biotechnology–4.44%
Amgen, Inc.	4,058	914,673
†Biogen, Inc.	1,109	296,103
Gilead Sciences, Inc.	9,461	583,649
†Moderna, Inc.	2,967	350,848
†Regeneron Pharmaceuticals, Inc.	813	560,051
†Seagen, Inc.	1,394	190,741
†Vertex Pharmaceuticals, Inc.	1,937	560,839
		3,456,904
Commercial Services & Supplies–0.63%
Cintas Corp.	775	300,847
†Copart, Inc.	1,800	191,520
		492,367
Communications Equipment–1.62%
Cisco Systems, Inc.	31,411	1,256,440
		1,256,440
Electric Utilities–1.40%
American Electric Power Co., Inc.	3,889	336,204
Constellation Energy Corp.	2,472	205,646
Exelon Corp.	7,536	282,298
Xcel Energy, Inc.	4,124	263,936
		1,088,084
Entertainment–2.02%
Activision Blizzard, Inc.	5,920	440,093
Electronic Arts, Inc.	2,119	245,190
NetEase, Inc.ADR	1,232	93,139
†Netflix, Inc.	3,373	794,139
		1,572,561
Food & Staples Retailing–2.30%
Costco Wholesale Corp.	3,360	1,586,827
Walgreens Boots Alliance, Inc.	6,541	205,388
		1,792,215
Food Products–1.13%
Kraft Heinz Co.	9,269	309,121
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	10,440	$ 572,425
		881,546
Health Care Equipment & Supplies–1.39%
†Align Technology, Inc.	597	123,644
†Dexcom, Inc.	2,972	239,365
†IDEXX Laboratories, Inc.	636	207,209
†Intuitive Surgical, Inc.	2,718	509,462
		1,079,680
Hotels, Restaurants & Leisure–2.43%
†Airbnb, Inc. Class A	3,028	318,061
†Booking Holdings, Inc.	301	494,606
Marriott International, Inc. Class A	2,478	347,267
Starbucks Corp.	8,704	733,399
		1,893,333
Industrial Conglomerates–1.10%
Honeywell International, Inc.	5,110	853,217
		853,217
Interactive Media & Services–9.92%
†Alphabet, Inc. Class A	27,394	2,620,236
†Alphabet, Inc. Class C	28,178	2,709,315
†Baidu, Inc.ADR	1,381	162,254
†Match Group, Inc.	2,163	103,283
†Meta Platforms, Inc. Class A	15,614	2,118,507
		7,713,595
Internet & Direct Marketing Retail–7.91%
†Amazon.com, Inc.	46,579	5,263,427
eBay, Inc.	4,239	156,038
JD.com, Inc.ADR	3,837	193,001
†MercadoLibre, Inc.	381	315,384
†Pinduoduo, Inc.ADR	3,551	222,221
		6,150,071
IT Services–3.42%
Automatic Data Processing, Inc.	3,152	712,951
Cognizant Technology Solutions Corp. Class A	3,946	226,658
†Fiserv, Inc.	4,852	454,002
†Okta, Inc.	1,141	64,889
Paychex, Inc.	2,734	306,782
†PayPal Holdings, Inc.	8,740	752,252
†VeriSign, Inc.	829	143,997
		2,661,531
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.29%
†Illumina, Inc.	1,190	$ 227,040
		227,040
Machinery–0.28%
PACCAR, Inc.	2,633	220,356
		220,356
Media–1.95%
†Charter Communications, Inc. Class A	1,219	369,784
Comcast Corp. Class A	33,405	979,769
Sirius XM Holdings, Inc.	29,805	170,186
		1,519,739
Multiline Retail–0.30%
†Dollar Tree, Inc.	1,700	231,370
		231,370
Pharmaceuticals–0.32%
AstraZeneca PLC ADR	4,489	246,177
		246,177
Professional Services–0.26%
Verisk Analytics, Inc.	1,196	203,954
		203,954
Road & Rail–0.83%
CSX Corp.	16,242	432,687
Old Dominion Freight Line, Inc.	858	213,445
		646,132
Semiconductors & Semiconductor Equipment–13.27%
†Advanced Micro Devices, Inc.	12,233	775,083
Analog Devices, Inc.	3,902	543,705
Applied Materials, Inc.	6,526	534,675
ASML Holding NV	649	269,562
Broadcom, Inc.	3,072	1,363,999
Intel Corp.	31,146	802,632
KLA Corp.	1,076	325,630
Lam Research Corp.	1,039	380,274
Marvell Technology, Inc.	6,436	276,169
Microchip Technology, Inc.	4,199	256,265
Micron Technology, Inc.	8,368	419,237
NVIDIA Corp.	16,020	1,944,668
NXP Semiconductors NV	1,988	293,250
QUALCOMM, Inc.	8,518	962,363
Skyworks Solutions, Inc.	1,219	103,944
Texas Instruments, Inc.	6,931	1,072,780
		10,324,236
Software–16.68%
†Adobe, Inc.	3,550	976,960
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ANSYS, Inc.	659	$ 146,100
†Atlassian Corp. PLC Class A	1,099	231,438
†Autodesk, Inc.	1,647	307,660
†Cadence Design Systems, Inc.	2,088	341,242
†Crowdstrike Holdings, Inc. Class A	1,616	266,333
†Datadog, Inc. Class A	2,206	195,849
†DocuSign, Inc.	1,514	80,954
†Fortinet, Inc.	5,981	293,846
Intuit, Inc.	2,140	828,865
Microsoft Corp.	34,098	7,941,424
†Palo Alto Networks, Inc.	2,262	370,493
†Splunk, Inc.	1,218	91,594
†Synopsys, Inc.	1,158	353,781
†Workday, Inc. Class A	1,507	229,395
†Zoom Video Communications, Inc. Class A	1,906	140,262
†Zscaler, Inc.	1,068	175,547
		12,971,743
Specialty Retail–0.72%
†O'Reilly Automotive, Inc.	480	337,608
Ross Stores, Inc.	2,661	224,243
		561,851
Technology Hardware, Storage & Peripherals–13.05%
Apple, Inc.	73,477	10,154,521
		10,154,521
Textiles, Apparel & Luxury Goods–0.34%
†Lululemon Athletica, Inc.	930	259,991
		259,991
Trading Companies & Distributors–0.26%
Fastenal Co.	4,359	200,688
		200,688
Wireless Telecommunication Services–1.64%
†T-Mobile U.S., Inc.	9,512	1,276,225
		1,276,225
Total Common Stock (Cost $94,355,259)		76,323,579

MONEY MARKET FUND–1.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	1,430,594	1,430,594
Total Money Market Fund (Cost $1,430,594)		1,430,594

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.95% (Cost $95,785,853)	$77,754,173
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	41,368
NET ASSETS APPLICABLE TO 9,986,781 SHARES OUTSTANDING–100.00%	$77,795,541

† Non-income producing.

The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
7	E-mini NASDAQ 100	$1,544,970	$1,774,692	12/16/22	$—	$(229,722)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$76,323,579	$—	$—	$76,323,579
Money Market Fund	1,430,594	—	—	1,430,594
Total Investments	$77,754,173	$—	$—	$77,754,173
Derivatives:

Liabilities:
Futures Contract	$(229,722)	$—	$—	$(229,722)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund–4